TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income before taxes on income	$ 47,188	$ 32,971	$ 36,701
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Income taxes at statutory rate	11,797	7,913	9,175
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(7,192)	(3,707)	(2,524)
Non-deductible expenses, net	1,025	506	111
Adjustment for change in tax law		(1,800)
Decrease in taxes from prior years		(533)
Increase in taxes resulting from tax settlement with tax authorities		802
Tax adjustment in respect of foreign subsidiaries' different tax rates	558	72	237
Uncertain tax liability (ASC 740)	344	56	362
Changes in valuation allowance	211	(72)	(186)
Others	78	363	224
Income tax expense	$ 6,821	$ 3,600	$ 7,399
Effective tax rate	14.00%	11.00%	20.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Approved Enterprise"	$ (0.22)	$ (0.19)	$ (0.13)